Details of Loan Distribution and Industry Concentrations of Credit Risk (Parenthetical) (Detail) (Lease Financings, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income on lease financings	$ 1,135	$ 1,343